SCHEDULE 1 - NOTES TO THE COMPANY FINANCIAL STATEMENTS - Long term debt (Details) R$ in Millions, $ in Millions, ₦ in Billions, R in Billions		1 Months Ended	12 Months Ended
	Dec. 06, 2024 USD ($)	Jun. 30, 2025 USD ($) item	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2025 NGN (₦)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 BRL (R$)	Mar. 31, 2024	Sep. 30, 2023 USD ($)	Sep. 30, 2023 BRL (R$)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 NGN (₦)
Statement [Line Items]
Repayments of borrowings, classified as financing activities			$ 386.9	$ 2,149.3	$ 689.9
Proceeds from borrowings, classified as financing activities			195.9	2,208.4	986.6
Carrying value			3,137.7	3,347.9	$ 3,510.8
IHS Holding limited, Senior Note Maturing 2026
Statement [Line Items]
Debt instrument, face amount			$ 200.0
Borrowings, interest rate			5.625%			5.625%	5.625%
IHS Holding limited, Senior Note Maturing 2028
Statement [Line Items]
Debt instrument, face amount			$ 500.0
Borrowings, interest rate			6.25%			6.25%	6.25%
IHS Holding limited, Senior Note Maturing 2030
Statement [Line Items]
Debt instrument, face amount			$ 550.0
Borrowings, interest rate			7.875%			7.875%	7.875%
IHS Holding limited, Senior Note Maturing 2031
Statement [Line Items]
Debt instrument, face amount			$ 650.0
Borrowings, interest rate			8.25%			8.25%	8.25%
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche
Statement [Line Items]
Debt instrument, face amount | R						R 3.2
IHS Holding 2025 facility
Statement [Line Items]
Debt instrument, face amount		$ 200.0	$ 200.0
IHS Holding 2025 facility | SOFR 3 Months
Statement [Line Items]
Borrowings, adjustment to interest rate basis			4.85%			4.85%	4.85%
IHS Holding 2025 facility | Due less than 1 year | SOFR
Statement [Line Items]
Borrowings, adjustment to interest rate basis			4.85%			4.85%	4.85%
IHS Holding 2025 facility | Later than twelve months and not later than eighteen months | SOFR
Statement [Line Items]
Borrowings, adjustment to interest rate basis			5.85%			5.85%	5.85%
IHS Holding 2025 facility | Later than eighteen months and not later than twenty four months | SOFR
Statement [Line Items]
Borrowings, adjustment to interest rate basis			6.50%			6.50%	6.50%
IHS Holding 2025 facility | Later than twenty four months and not later than thirty months | SOFR
Statement [Line Items]
Borrowings, adjustment to interest rate basis			7.50%			7.50%	7.50%
IHS Holding 2025 revolving credit facility
Statement [Line Items]
Debt instrument, face amount		$ 300.0	$ 300.0
Additional extended | item		2
Additional extended term		1 year
IHS Holding 2025 revolving credit facility | Maximum
Statement [Line Items]
Debt instrument, face amount		$ 400.0
Additional amount increased		$ 100.0
IHS Holding 2025 revolving credit facility | SOFR
Statement [Line Items]
Borrowings, adjustment to interest rate basis		3.50%
IHS Holding 2025 revolving credit facility | SOFR 3 Months
Statement [Line Items]
Borrowings, adjustment to interest rate basis			3.50%			3.50%	3.50%
IHS Holding 2020 Revolving Credit Facility
Statement [Line Items]
Notional amount of borrowings capacity cancelled during period			$ 300.0
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2023
Statement [Line Items]
Debt instrument, face amount											$ 225.5	R$ 1,200.0
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2023 | CDI
Statement [Line Items]
Borrowings, adjustment to interest rate basis			3.10%			3.10%	3.10%				3.10%	3.10%
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2024
Statement [Line Items]
Debt instrument, face amount								$ 56.4	R$ 300.0
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2024 | CDI
Statement [Line Items]
Borrowings, adjustment to interest rate basis			2.80%			2.80%	2.80%	2.80%	2.80%
IHS Mauritius NG Holdco Limited, senior notes issued 2019
Statement [Line Items]
Debt instrument, face amount			$ 286.0
Borrowings, interest rate			8.00%			8.00%	8.00%
Nigeria (2023) Revolving Credit Facility
Statement [Line Items]
Debt instrument, face amount | ₦							₦ 55.0
Nigeria (2023) Revolving Credit Facility | MPR
Statement [Line Items]
Borrowings, adjustment to interest rate basis			2.50%			2.50%	2.50%
Parent Company
Statement [Line Items]
Repayments of borrowings, classified as financing activities				1,000.0
Proceeds from borrowings, classified as financing activities			$ 194.2	1,922.3
Carrying value			2,546.3	2,321.7
Fair value of guarantees			8.8	18.2
Parent Company | Due less than 1 year
Statement [Line Items]
Notional amount of borrowings drawn down			403.7	184.9
Parent Company | Due between 2 & 3 years
Statement [Line Items]
Notional amount of borrowings drawn down			1,063.8	558.3
Parent Company | Due between 4 & 5 years
Statement [Line Items]
Notional amount of borrowings drawn down			1,217.2	1,815.1
Parent Company | Over 5 years
Statement [Line Items]
Notional amount of borrowings drawn down			$ 703.6	$ 757.3
Parent Company | IHS Holding limited, Senior Note Maturing 2026
Statement [Line Items]
Borrowings, interest rate			5.625%	5.625%		5.625%	5.625%
Carrying value			$ 200.5	$ 200.8
Parent Company | IHS Holding limited, Senior Note Maturing 2026 | Due less than 1 year
Statement [Line Items]
Notional amount of borrowings drawn down			$ 211.3	11.3
Parent Company | IHS Holding limited, Senior Note Maturing 2026 | Due between 2 & 3 years
Statement [Line Items]
Notional amount of borrowings drawn down				$ 211.3
Parent Company | IHS Holding limited, Senior Note Maturing 2028
Statement [Line Items]
Borrowings, interest rate			6.25%	6.25%		6.25%	6.25%
Carrying value			$ 500.2	$ 499.5
Parent Company | IHS Holding limited, Senior Note Maturing 2028 | Due less than 1 year
Statement [Line Items]
Notional amount of borrowings drawn down			31.3	31.3
Parent Company | IHS Holding limited, Senior Note Maturing 2028 | Due between 2 & 3 years
Statement [Line Items]
Notional amount of borrowings drawn down			562.5	62.5
Parent Company | IHS Holding limited, Senior Note Maturing 2028 | Due between 4 & 5 years
Statement [Line Items]
Notional amount of borrowings drawn down				$ 531.2
Parent Company | IHS Zambia Limited facilit
Statement [Line Items]
Guarantee, amount			$ 95.0
Parent Company | IHS Zambia Limited facilit | Minimum
Statement [Line Items]
Credit adjustment spread, percentage			0.11%			0.11%	0.11%
Parent Company | IHS Zambia Limited facilit | Maximum
Statement [Line Items]
Credit adjustment spread, percentage			0.43%			0.43%	0.43%
Parent Company | IHS Zambia Limited facilit | SOFR 3 Months
Statement [Line Items]
Borrowings, adjustment to interest rate basis			5.00%			5.00%	5.00%
Parent Company | IHS Zambia Limited facility, tranche I
Statement [Line Items]
Guarantee, amount			$ 75.0
Parent Company | IHS Zambia Limited facility, tranche II
Statement [Line Items]
Guarantee, amount			$ 20.0
Parent Company | IHS Holding limited, Senior Note Maturing 2030
Statement [Line Items]
Borrowings, interest rate			7.875%	7.875%		7.875%	7.875%
Carrying value			$ 546.7	$ 545.4
Parent Company | IHS Holding limited, Senior Note Maturing 2030 | Due less than 1 year
Statement [Line Items]
Notional amount of borrowings drawn down			43.3	43.3
Parent Company | IHS Holding limited, Senior Note Maturing 2030 | Due between 2 & 3 years
Statement [Line Items]
Notional amount of borrowings drawn down			86.6	86.6
Parent Company | IHS Holding limited, Senior Note Maturing 2030 | Due between 4 & 5 years
Statement [Line Items]
Notional amount of borrowings drawn down			$ 615.0	$ 658.3
Parent Company | IHS Holding limited, Senior Note Maturing 2031
Statement [Line Items]
Borrowings, interest rate			8.25%	8.25%		8.25%	8.25%
Carrying value			$ 645.3	$ 644.2
Parent Company | IHS Holding limited, Senior Note Maturing 2031 | Due less than 1 year
Statement [Line Items]
Notional amount of borrowings drawn down			53.6	53.6
Parent Company | IHS Holding limited, Senior Note Maturing 2031 | Due between 2 & 3 years
Statement [Line Items]
Notional amount of borrowings drawn down			107.3	107.3
Parent Company | IHS Holding limited, Senior Note Maturing 2031 | Due between 4 & 5 years
Statement [Line Items]
Notional amount of borrowings drawn down			107.3	107.3
Parent Company | IHS Holding limited, Senior Note Maturing 2031 | Over 5 years
Statement [Line Items]
Notional amount of borrowings drawn down			703.6	757.3
Parent Company | IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, USD Tranche
Statement [Line Items]
Carrying value			$ 256.8	$ 256.6
Parent Company | IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, USD Tranche | SOFR 3 Months
Statement [Line Items]
Borrowings, adjustment to interest rate basis			4.50%	4.50%		4.50%	4.50%
Parent Company | IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, USD Tranche | Due less than 1 year
Statement [Line Items]
Notional amount of borrowings drawn down			$ 21.7	$ 23.7
Parent Company | IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, USD Tranche | Due between 2 & 3 years
Statement [Line Items]
Notional amount of borrowings drawn down			43.5	47.3
Parent Company | IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, USD Tranche | Due between 4 & 5 years
Statement [Line Items]
Notional amount of borrowings drawn down			276.8	302.4
Parent Company | IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche
Statement [Line Items]
Carrying value			$ 198.6	$ 175.2
Parent Company | IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche | JIBAR
Statement [Line Items]
Borrowings, adjustment to interest rate basis			4.50%	4.50%		4.50%	4.50%
Parent Company | IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche | Due less than 1 year
Statement [Line Items]
Notional amount of borrowings drawn down			$ 22.4	$ 21.7
Parent Company | IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche | Due between 2 & 3 years
Statement [Line Items]
Notional amount of borrowings drawn down			45.0	43.3
Parent Company | IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche | Due between 4 & 5 years
Statement [Line Items]
Notional amount of borrowings drawn down			218.1	$ 215.9
Parent Company | IHS Holding 2025 facility
Statement [Line Items]
Debt instrument, face amount		$ 200.0
Carrying value			$ 198.2
Parent Company | IHS Holding 2025 facility | SOFR 3 Months
Statement [Line Items]
Borrowings, adjustment to interest rate basis			4.85%			4.85%	4.85%
Parent Company | IHS Holding 2025 facility | Due less than 1 year
Statement [Line Items]
Notional amount of borrowings drawn down			$ 20.1
Parent Company | IHS Holding 2025 facility | Due less than 1 year | SOFR
Statement [Line Items]
Borrowings, adjustment to interest rate basis		4.85%
Parent Company | IHS Holding 2025 facility | Later than twelve months and not later than eighteen months | SOFR
Statement [Line Items]
Borrowings, adjustment to interest rate basis		5.85%
Parent Company | IHS Holding 2025 facility | Later than eighteen months and not later than twenty four months | SOFR
Statement [Line Items]
Borrowings, adjustment to interest rate basis		6.50%
Parent Company | IHS Holding 2025 facility | Later than twenty four months and not later than thirty months | SOFR
Statement [Line Items]
Borrowings, adjustment to interest rate basis		7.50%
Parent Company | IHS Holding 2025 facility | Due between 2 & 3 years
Statement [Line Items]
Notional amount of borrowings drawn down			218.9
Parent Company | IHS Holding 2025 revolving credit facility
Statement [Line Items]
Debt instrument, face amount			$ 300.0
Additional extended term			1 year
Additional amount increased			$ 100.0
Parent Company | IHS Holding 2025 revolving credit facility | Maximum
Statement [Line Items]
Debt instrument, face amount		$ 400.0
Additional extended | item			2
Parent Company | IHS Holding 2025 revolving credit facility | SOFR
Statement [Line Items]
Borrowings, adjustment to interest rate basis			3.50%			3.50%	3.50%
Parent Company | IHS Holding 2020 Revolving Credit Facility
Statement [Line Items]
Notional amount of borrowings capacity cancelled during period			$ 300.0
Parent Company | IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2023
Statement [Line Items]
Debt instrument, face amount											$ 225.5	R$ 1,200.0
Parent Company | IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2023 | CDI
Statement [Line Items]
Borrowings, adjustment to interest rate basis											3.10%	3.10%
Parent Company | IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2024
Statement [Line Items]
Debt instrument, face amount								$ 56.4	R$ 300.0
Parent Company | IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2024 | CDI
Statement [Line Items]
Borrowings, adjustment to interest rate basis								2.80%	2.80%
Parent Company | IHS Mauritius NG Holdco Limited, senior notes issued 2019
Statement [Line Items]
Borrowings, interest rate			8.00%			8.00%	8.00%
Early redemption price as a percentage of notional amount			100.00%			100.00%	100.00%
Guarantee, amount			$ 940.0
Parent Company | IHS Mauritius NG Holdco Limited, senior notes issued 2019 | IHS Mauritius NG Holdco Limited
Statement [Line Items]
Repayments of borrowings, classified as financing activities	$ 654.0
Parent Company | Nigeria (2023) Revolving Credit Facility
Statement [Line Items]
Debt instrument, face amount			$ 38.0				₦ 55.0						$ 30.4	₦ 44.0
Borrowings, interest rate													20.00%	20.00%
Parent Company | Nigeria (2023) Revolving Credit Facility | MPR
Statement [Line Items]
Borrowings, adjustment to interest rate basis										2.50%